Financial instruments - Schedule of financial assets measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	$ 437	$ 417
Recurring fair value measurement
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	482	417
Recurring fair value measurement | Level 1
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	0	0
Recurring fair value measurement | Level 2
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	45	0
Recurring fair value measurement | Level 3
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss	$ 437	$ 417